Securities with Unrealized Losses, Aggregated by Category and Period of Continuous Unrealized Loss (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value	$ 3,625		$ 11,086
Securities available for sale Less than 12 months Unrealized Losses	7		57
Securities available for sale 12 months or longer Fair Value	1,350		898
Securities available for sale 12 months or longer Unrealized Losses	66		216
Total Securities available for sale with unrealized losses Total Fair Value	4,975		11,984
Total Securities available for sale with unrealized losses Total Unrealized Losses	73		273
Securities held to maturity Less than 12 months Fair Value	2,920		384
Securities held to maturity Less than 12 months Unrealized Losses	20		2
Securities held to maturity 12 months or longer Fair Value
Securities held to maturity 12 months or longer Unrealized Losses
Total Securities held to maturity with unrealized losses Total Fair Value	2,920		384
Total Securities held to maturity with unrealized losses Total Unrealized Losses	20		2
Securities Less than 12 months Fair Value	6,545	[1]	11,470	[2]
Securities Less than 12 months Unrealized Losses	27	[1]	59	[2]
Securities 12 months or longer Fair Value	1,350	[1]	898	[2]
Securities 12 months or longer Unrealized Losses	66	[1]	216	[2]
Total securities with unrealized losses Total Fair Value	7,895	[1]	12,368	[2]
Total securities with unrealized losses Total Unrealized Losses	93	[1]	275	[2]
U.S. agency mortgage-backed securities
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value			5,551
Securities available for sale Less than 12 months Unrealized Losses			14
Total Securities available for sale with unrealized losses Total Fair Value			5,551
Total Securities available for sale with unrealized losses Total Unrealized Losses			14
Securities held to maturity Less than 12 months Fair Value	2,680		384
Securities held to maturity Less than 12 months Unrealized Losses	19		2
Securities held to maturity 12 months or longer Fair Value
Securities held to maturity 12 months or longer Unrealized Losses
Total Securities held to maturity with unrealized losses Total Fair Value	2,680		384
Total Securities held to maturity with unrealized losses Total Unrealized Losses	19		2
Other securities
Investment [Line Items]
Securities held to maturity Less than 12 months Fair Value	240
Securities held to maturity Less than 12 months Unrealized Losses	1
Securities held to maturity 12 months or longer Fair Value
Securities held to maturity 12 months or longer Unrealized Losses
Total Securities held to maturity with unrealized losses Total Fair Value	240
Total Securities held to maturity with unrealized losses Total Unrealized Losses	1
Asset-backed securities
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value			1,368
Securities available for sale Less than 12 months Unrealized Losses			6
Securities available for sale 12 months or longer Fair Value	801		152
Securities available for sale 12 months or longer Unrealized Losses	2		1
Total Securities available for sale with unrealized losses Total Fair Value	801		1,520
Total Securities available for sale with unrealized losses Total Unrealized Losses	2		7
Corporate debt securities
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value	878		1,888
Securities available for sale Less than 12 months Unrealized Losses	2		26
Total Securities available for sale with unrealized losses Total Fair Value	878		1,888
Total Securities available for sale with unrealized losses Total Unrealized Losses	2		26
Certificates of deposit
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value	599		2,158
Securities available for sale Less than 12 months Unrealized Losses	1		3
Total Securities available for sale with unrealized losses Total Fair Value	599		2,158
Total Securities available for sale with unrealized losses Total Unrealized Losses	1		3
U.S. agency notes
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value	2,102
Securities available for sale Less than 12 months Unrealized Losses	3
Total Securities available for sale with unrealized losses Total Fair Value	2,102
Total Securities available for sale with unrealized losses Total Unrealized Losses	3
Non-agency residential mortgage-backed securities
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value	46		121
Securities available for sale Less than 12 months Unrealized Losses	1		8
Securities available for sale 12 months or longer Fair Value	549		746
Securities available for sale 12 months or longer Unrealized Losses	64		215
Total Securities available for sale with unrealized losses Total Fair Value	595		867
Total Securities available for sale with unrealized losses Total Unrealized Losses	$ 65		$ 223

[1]	The number of investment positions with unrealized losses totaled 139 for securities available for sale and 24 for securities held to maturity.
[2]	The number of investment positions with unrealized losses totaled 296 for securities available for sale and 3 for securities held to maturity.